Putnam
Voyager
Fund II

SEMIANNUAL REPORT

June 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "When blue-chips soared, stocks of small companies sagged. But when the smoke clears and the next market cycle takes over, the small caps may finally have their day."

                                                  --  Forbes, May 5, 1997

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

23 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

The market for stocks of small and medium-sized companies enjoyed much brighter prospects at the midpoint of 1997 than it did when the year began. Putnam Voyager Fund II, whose fiscal year coincides with the calendar year, thus enters the second half with a management team in an optimistic frame of mind.

Anything can happen between now and December 31, of course, so your managers are leaving nothing to chance. While they agree with many other market watchers that the small and midsize companies in which the fund typically invests may be poised for a significant recovery, they know there can be no guarantees. Thus they continue to place heavy emphasis on the role of individual stock selection in the fund's results.

In the following report, the team discusses the performance and prospects of several of these portfolio holdings as it looks back on the first half of fiscal 1997 and moves into the second half.

Respectfully yours,

/S/George Putnam
George Putnam
Chairman of the Trustees
August 20, 1997



Report from the Fund Managers
Charles H. Swanberg
Roland W. Gillis
Robert R. Beck

After a challenging start, Putnam Voyager Fund II reached the midpoint of its fiscal year on a much brighter note. When fiscal 1997 began, the stocks of small and midsize companies -- those in which your fund primarily invests -- had been underperforming for some time. The first four months of the semiannual period brought more of the same. The U.S. market's "bigger-is-better" sentiment continued to dominate and investors favored the stocks of large, established companies over growth oriented small-company stocks.

Beginning in May, however, a rebound began. In fact, just after the close of the semiannual period on June 30, 1997, two small-company market indexes, the NASDAQ Composite and the Russell 2000, hit record highs. This turnaround in small-company stocks also boosted the performance of your fund. In conjunction with the continued strength of the fund's large-company holdings, the small- and mid-cap portions of the portfolio began to make up for earlier losses. For complete performance information, please refer to the performance section that begins on page 9.

* TECHNOLOGY HOLDINGS STRENGTHEN LATE IN PERIOD

Although volatility throughout the technology sector continued during the first half of the fiscal year, some of the fund's holdings in this area nevertheless proved profitable. One example is the stock of Baan Company, which provides business management software to more than 2,300 companies. The company's recent strong revenues resulted from larger deals, growth in software licenses, and improvements in its pricing structure.

Computer Associates International, Inc., another software company, and Applied Materials, a semiconductor producer, were also strong, especially during the latter half of the period, when these industries began to recover from earlier losses. Another rebounding technology stock during the period was that of Cisco Systems, Inc., a networking company. Cisco's competitive position and financial performance have been improving following a restructuring and the introduction of several new products. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all those still held are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* YEAR 2000 ISSUE BOOSTS BUSINESS SERVICES HOLDINGS

The Year 2000 issue -- or Y2K -- continues to present some of the most dynamic opportunities within the technology and business services industries. Y2K refers to glitches that may result from computer systems that are not programmed to recognize the year 2000 and instead will mistake it for the year 1900. Companies around the world are struggling to prevent the loss of essential data, applications, and even hardware within systems that are not equipped to digest dates after December 31, 1999.

Each company faces a unique set of challenges that must be addressed from a business as well as a technological viewpoint. However, in most cases the response is to reprogram existing systems, to replace outdated software and hardware, or to customize a solution that combines both approaches. Companies that help businesses develop solutions for this problem continue to be a focal point in your fund's portfolio.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computer software           12.1%

Retail                       8.1%

Financial services           5.8%

Business services            5.5%

Pharmaceuticals
and biotechnical             4.7%

Footnote reads:
*Based on net assets of 6/30/97. Holdings will vary over time.

Keane, Inc., for example, provides software design, development, and management services for corporations and health-care facilities. Demand for Keane's Year 2000 expertise has been so significant that the company has developed a separate organization, called Resolve 2000, to support its work in this area. Keane recently participated in a national Year 2000 conference and is already committed to more than 250 projects relating to this issue. As a well-established company with expertise in application development, outsourcing, and integration services, Keane is expected to remain a major player in the technology industry long after Y2K issues are resolved. During the latter half of the period, we increased the fund's holdings in Whittman-Hart, Inc., Gartner Group, and CBT Group -- all of which are involved with Year 2000 projects.

* SMALL-CAP STOCKS BEGIN TO SHOW NEW STRENGTH; LARGE-CAPS CONTINUE TO EXCEL

Some of the small-company stocks in your fund's portfolio are worth noting. Fastenal Company, for example, sells threaded fasteners and other industrial and construction supplies through stores in the United States and Canada. Recent increases in Fastenal's revenues have come from increased sales, the addition of new stores, and the introduction of new product lines. During its second 1997 quarter, the company opened 48 new sites, bringing its total to 576.

Throughout the first half of fiscal '97, investors continued to be amazed by the outstanding -- and often record-breaking performance -- of large-company stocks. The Standard & Poor's 500(registered trademark) Index, which is weighted in favor of large companies, returned an incredible 34.68% for the 12 months ended June 30, 1997, while the Dow Jones Industrial Average was approaching the once-unimaginable 8000 mark by early July. It is this type of environment that demonstrates the importance of your fund's flexibility. Because a portion of fund assets is invested in large-company stocks, we were able to take advantage of this powerful segment and offset some of the losses in the fund's smaller-company holdings.

One of the stellar performers in large-company portion of the portfolio was American Express Co. In addition to its growing worldwide business and greater distribution fees, the company is also expected to benefit from a reorganization of some of its business units in an effort to streamline operations. America Online (AOL), also a large-company stock, was another strong contributor to performance. The company provides services such as Internet access, electronic mail, and on-line news, weather, sports, and stock quotations. While AOL was hurt by increased network and equipment costs, it benefited from a growing number of subscribers and increased advertising revenues. The strengthening performance of AOL reflects a general trend among Internet stocks -- which went through a rough period during the past year as investors questioned their earnings potential.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

American Express Co.
Financial services

Costco Companies, Inc.
Retail

Federal Home Loan Mortgage Corp.
Finance

Baan Co., N.V. (Netherlands)
Computer software

Clear Channel Communications, Inc.
Broadcasting

Starbucks Corp.
Retail

Microsoft Corp.
Computer software

Computer Associates Intl., Inc.
Computer software

America Online, Inc.
Computer services

EMC Corp.
Computer equipment

Footnote reads:
These holdings represent 12.5% of the fund's net assets as of 6/30/97. Portfolio holdings will vary over time.

Also bringing strength to the portfolio was Novartis, a Swiss pharmaceutical company formed by the recent merger of Ciba-Geigy and Sandoz AG. Novartis researches, develops, manufactures, and markets innovative prescription drugs. Among its products are treatments for central nervous system disorders, organ transplantation, cardiovascular diseases, and arthritis. United Healthcare Corp., the largest for-profit HMO holding company in the United States, is also one of your fund's holdings. The company's recent improving revenues are partly the result of growing enrollments.

* A MORE POSITIVE OUTLOOK FOR REMAINDER OF FISCAL '97

As we begin the second half of the fiscal year, we are optimistic in our outlook for small and midsize companies. While large companies may be reaching cyclical peaks, we believe that investors may turn to smaller companies as their earnings growth rates improve. Regardless of the economic environment, however, we will continue to focus on attractive companies with the potential for significant long-term growth.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/97, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Voyager Fund II is designed for investors aggressively seeking capital appreciation primarily through common stocks.

TOTAL RETURN FOR PERIODS ENDED 6/30/97

                                Class A         Class B        Class M
(inception date)               (4/14/93)       (10/2/95)      (10/2/95)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                      9.03%   2.73%   8.66%   3.66%   8.82%   5.01%
------------------------------------------------------------------------------
1 year                        6.02   -0.06    5.23    0.23    5.47    1.76
------------------------------------------------------------------------------
Life of fund                117.56  105.03  110.84  108.84  113.15  105.74
Annual average               20.28   18.59   19.38   19.11   19.69   18.69
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS
ENDED 6/30/97

                                        Standard & Poor's   Consumer
                                           500 Index       Price Index
------------------------------------------------------------------------------
 6 months                                    20.60%            1.07%
------------------------------------------------------------------------------
 1 year                                      34.68             2.30
------------------------------------------------------------------------------
 Life of fund                               123.30            11.32
 Annual average                              21.26             2.61
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares. One-year and life of fund returns for class B shares reflect the applicable contingent deferred sales charges (CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 6/30/97

                               Class A     Class B    Class M
------------------------------------------------------------------------------
Distributions (number)
------------------------------------------------------------------------------
Income                           --          --          --
------------------------------------------------------------------------------
Capital gains                    --          --          --
------------------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
12/31/96                   $15.51  $16.46  $15.36  $15.42  $15.98
------------------------------------------------------------------------------
6/30/97                     16.91   17.94   16.69   16.78   17.39
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. Performance results assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
June 30, 1997 (Unaudited)

COMMON STOCKS (97.6%) *
NUMBER OF SHARES                                                                                       VALUE

Advertising (1.7%)
------------------------------------------------------------------------------------------------------------
         56,366  Lamar Advertising Co. +                                                      $    1,437,333
         92,543  Omnicom Group Inc.                                                                5,702,891
        126,050  Outdoor Systems, Inc. +                                                           4,821,413
         51,104  TMP Worldwide Inc. +                                                              1,239,272
         48,500  Universal Putdoor Holdings, Inc. +                                                1,691,438
                                                                                              --------------
                                                                                                  14,892,347

Aerospace and Defense (0.4%)
------------------------------------------------------------------------------------------------------------
         32,600  Boeing Co.                                                                        1,729,838
          7,400  Lockheed Martin Corp.                                                               766,363
         15,000  Northrop Grumman Corp.                                                            1,317,188
                                                                                              --------------
                                                                                                   3,813,389

Alcoholic Beverages (0.1%)
------------------------------------------------------------------------------------------------------------
         25,700  Seagram Co., Ltd.                                                                 1,034,425

Apparel (1.0%)
------------------------------------------------------------------------------------------------------------
         52,430  Gucci Group (Italy)                                                               3,375,181
        101,607  St. John Knits, Inc.                                                              5,486,778
                                                                                              --------------
                                                                                                   8,861,959

Automotive (0.9%)
------------------------------------------------------------------------------------------------------------
        122,680  Budget Group, Inc. (Japan) +                                                      4,232,460
         48,200  Echlin, Inc.                                                                      1,735,200
         52,400  Snap-On Inc.                                                                      2,063,250
                                                                                              --------------
                                                                                                   8,030,910

Banks (2.3%)
------------------------------------------------------------------------------------------------------------
         42,600  Banc One Corp.                                                                    2,063,438
         72,800  BankAmerica Corp.                                                                 4,700,150
          2,000  BankBoston Corp.                                                                    144,125
         15,000  Barnett Banks, Inc.                                                                 787,500
         41,500  Citicorp                                                                          5,003,344
         55,200  NationsBank Corp.                                                                 3,560,400
         60,600  Washington Mutual, Inc.                                                           3,620,850
                                                                                              --------------
                                                                                                  19,879,807

Basic Industrial Products (0.4%)
------------------------------------------------------------------------------------------------------------
         38,900  American Standard Companies, Inc. +                                               1,740,775
          8,600  Cooper Industries, Inc.                                                             427,850
         39,500  General Signal Corp.                                                              1,723,188
                                                                                              --------------
                                                                                                   3,891,813

Broadcasting (3.2%)
------------------------------------------------------------------------------------------------------------
         35,318  Chancellor Broadcasting Corp. Class A +                                           1,412,720
        172,409  Clear Channel Communications, Inc. +                                             10,603,154
        119,085  Evergreen Media Corp. Class A +                                                   5,314,168
          5,500  Heftel Broadcasting Corp. Class A +                                                 303,875
         84,184  Jacor Communications, Inc. +                                                      3,220,038
         34,343  LIN Television Corp. +                                                            1,515,385
         31,900  SFX Broadcasting, Inc. Class A +                                                  1,345,781
         43,383  Sinclair Broadcast Group, Inc. Class A +                                          1,339,450
         27,800  Univision Communications Inc. Class A +                                           1,087,675
         29,466  Westwood One, Inc. +                                                                950,279
         22,200  Young Broadcasting Corp. Class A +                                                  721,500
                                                                                              --------------
                                                                                                  27,814,025

Building Products (0.4%)
------------------------------------------------------------------------------------------------------------
         42,200  Lowe's Cos., Inc.                                                                 1,566,675
         37,100  Masco Corp.                                                                       1,548,925
                                                                                              --------------
                                                                                                   3,115,600

Business Services (5.5%)
------------------------------------------------------------------------------------------------------------
         35,000  Abacus Direct Corp. +                                                             1,137,500
         43,000  Affiliated Computer Services, Inc. Class A +                                      1,204,000
         80,000  Airgas, Inc. +                                                                    1,585,000
         98,037  Cellular Technical Services                                                         894,588
         93,825  Corestaff, Inc. +                                                                 2,533,275
        337,242  Corporate Express, Inc. +                                                         4,868,931
        113,535  Gartner Group Inc. Class A, +                                                     4,080,164
         48,270  Interim Services Inc. +                                                           2,148,015
        103,450  Interpublic Group Cos. Inc.                                                       6,342,778
         99,750  Metromedia International Group, Inc. +                                            1,259,344
        227,433  Officemax, Inc. +                                                                 3,283,564
              2  Paychex, Inc.                                                                            57
         43,005  Pharmaceutical Product Development, Inc. +                                          946,110
         33,500  Precision Response Corp. +                                                          552,750
      1,877,840  Rentokil Group PLC (United Kingdom)                                               6,594,756
         10,300  Reuters Holdings PLC ADR (United Kingdom)                                           648,900
         75,256  Robert Half International, Inc. +                                                 3,541,736
         31,400  Select Appointments Holdings PLC ADR
                   (United Kingdom)                                                                  486,700
         75,439  Serco Group PLC (United Kingdom)                                                    883,947
          6,300  Snyder Communications, Inc. +                                                       169,706
         33,200  Staff Leasing, Inc. +                                                               622,500
         65,700  TeleTech Holdings Inc. +                                                          1,724,625
         53,257  The Registry, Inc. +                                                              2,449,822
                                                                                              --------------
                                                                                                  47,958,768

Cable Television (0.9%)
------------------------------------------------------------------------------------------------------------
         35,575  Tele-Comm Liberty Media Group, Inc. Class A +                                       844,906
        460,200  Tele-Communications Class A +                                                     6,845,475
                                                                                              --------------
                                                                                                   7,690,381

Chemicals (0.9%)
------------------------------------------------------------------------------------------------------------
         22,200  Air Products & Chemicals, Inc.                                                    1,803,750
         12,000  Betz Laboratories, Inc.                                                             792,000
         19,300  Great Lakes Chemical Corp.                                                        1,010,838
         25,400  Praxair, Inc.                                                                     1,422,400
         34,400  Raychem Corp.                                                                     2,558,500
         19,300  Witco Chemical Corp.                                                                732,194
                                                                                              --------------
                                                                                                   8,319,682

Computer Equipment (1.8%)
------------------------------------------------------------------------------------------------------------
        258,452  EMC Corp. +                                                                      10,079,628
         26,300  Hewlett-Packard Co.                                                               1,472,800
         31,100  Newbridge Networks Corp. (Canada) +                                               1,352,850
         61,661  Splash Technology Holdings, Inc. +                                                2,227,504
         17,608  Western Digital Corp. +                                                             556,853
                                                                                              --------------
                                                                                                  15,689,635

Computer Services (4.2%)
------------------------------------------------------------------------------------------------------------
        181,302  America Online, Inc. +                                                           10,084,924
         21,756  CBT Group PLC ADR (Ireland) +                                                     1,373,348
         83,470  Computer Management Sciences +                                                    1,711,135
        103,200  ECsoft Group PLC ADR (United Kingdom) +                                           1,444,800
         91,300  Getronics Electric N.V. (Netherlands) +                                           2,951,168
         96,200  IDT Corp. +                                                                         769,600
        133,626  Keane, Inc. +                                                                     6,948,552
          2,600  Metromail Corp. +                                                                    64,350
         26,300  NCR Corp. +                                                                         782,425
         85,604  Renaissance Solutions, Inc. +                                                     3,167,348
         14,800  Sabre Group Holdings Inc. +                                                         401,450
        191,555  Sterling Commerce, Inc. +                                                         6,297,371
         40,080  Whittman-Hart, Inc. +                                                             1,127,250
                                                                                              --------------
                                                                                                  37,123,721

Computer Software (12.1%)
------------------------------------------------------------------------------------------------------------
         50,000  Aspect Development, Inc. +                                                        1,303,125
        161,550  Baan Co., N.V. (Netherlands) +                                                   11,126,756
        158,525  BMC Software, Inc. +                                                              8,778,322
        101,642  Citrix Systems, Inc. +                                                            4,459,543
        187,490  Computer Associates Intl., Inc.                                                  10,440,849
        150,400  Compuware Corp. +                                                                 7,181,600
        156,200  CUC International, Inc. +                                                         4,031,913
        151,885  Discreet Logic, Inc. +                                                            2,506,103
         65,822  Electronic Arts, Inc. +                                                           2,213,265
        139,738  Electronics for Imaging, Inc. +                                                   6,602,621
         37,400  Geoworks +                                                                          217,388
          2,800  Great Plains Software, Inc. +                                                        75,600
         92,074  HNC Software, Inc. +                                                              3,510,321
         59,140  Komag, Inc. +                                                                       968,418
         45,677  Lernout & Hauspie Speech Products N.V. (Belgium) +                                1,250,408
         40,100  McAfee Associates, Inc. +                                                         2,531,313
         82,838  Microsoft Corp. +                                                                10,468,652
        170,799  Parametric Technology Corp. +                                                     7,269,632
         13,000  PeopleSoft, Inc.+                                                                   685,750
         36,000  Remedy Corp. +                                                                    1,440,000
         68,910  Security Dynamics Technologies, Inc. +                                            2,541,056
        150,000  SEMA Group PLC (United Kingdom) +                                                 3,077,060
         90,000  Siebel Systems, Inc. +                                                            2,902,500
        184,600  Smallworldwide PLC ADR (United Kingdom) +                                         3,138,200
         74,830  Synopsys, Inc. +                                                                  2,750,003
         87,200  Vantive Corp. +                                                                   2,463,400
         47,666  Viasoft, Inc. +                                                                   2,419,050
                                                                                              --------------
                                                                                                 106,352,848

Consumer Non Durables (0.4%)
------------------------------------------------------------------------------------------------------------
         31,954  Luxottica Group SPA ADS (Italy)                                                   2,166,881
         19,509  Moebel Walther AG (Germany)                                                       1,141,335
                                                                                              --------------
                                                                                                   3,308,216

Consumer Products (0.3%)
------------------------------------------------------------------------------------------------------------
          1,850  Gillette Co.                                                                        175,288
         52,100  Kimberly-Clark Corp.                                                              2,591,975
                                                                                              --------------
                                                                                                   2,767,263

Consumer Services (0.2%)
------------------------------------------------------------------------------------------------------------
         54,602  Fine Host Corp. +                                                                 1,719,963

Cosmetics (0.1%)
------------------------------------------------------------------------------------------------------------
         38,052  Thermolase Corp. +                                                                  535,106

Education Services (1.5%)
------------------------------------------------------------------------------------------------------------
        207,618  Apollo Group, Inc. Class A +                                                      7,318,535
         81,039  DeVRY, Inc. +                                                                     2,188,053
         23,100  Learning Tree International, Inc. +                                               1,025,063
         10,000  Strayer Education, Inc.                                                             380,000
         71,501  Sylvan Learning Systems, Inc. +                                                   2,431,034
                                                                                              --------------
                                                                                                  13,342,685

Electric Utilities (0.5%)
------------------------------------------------------------------------------------------------------------
        115,652  CalEnergy, Inc. +                                                                 4,394,776

Electronic Components (0.6%)
------------------------------------------------------------------------------------------------------------
         66,624  Benchmarq Microelectronics, Inc. +                                                1,149,264
         40,228  Micrel, Inc. +                                                                    2,051,628
         60,100  Sipex Corp. +                                                                     2,178,625
                                                                                              --------------
                                                                                                   5,379,517

Electronics and Electrical Equipment (3.7%)
------------------------------------------------------------------------------------------------------------
         69,900  ADT Ltd. +                                                                        2,306,700
         15,190  Cymer, Inc. +                                                                       740,513
         65,754  DBT Online, Inc. +                                                                3,534,278
         15,900  General Electric Co.                                                              1,039,463
         98,562  Genrad, Inc . +                                                                   2,229,965
         43,500  Motorola, Inc.                                                                    3,306,000
         35,457  Solectron Corp. +                                                                 2,484,206
        160,216  Thermo Instrument Systems, Inc. +                                                 4,886,588
        144,700  ThermoQuest Corp. +                                                               2,206,675
        405,840  Westinghouse Electric Corp.                                                       9,385,050
                                                                                              --------------
                                                                                                  32,119,438

Energy-Related (1.2%)
------------------------------------------------------------------------------------------------------------
         25,154  AES Corp. +                                                                       1,779,646
        264,313  Thermo Electron Corp. +                                                           9,085,759
                                                                                              --------------
                                                                                                  10,865,405

Entertainment (0.3%)
------------------------------------------------------------------------------------------------------------
         31,157  Disney (Walt) Productions, Inc.                                                   2,500,349

Environmental Control (1.1%)
------------------------------------------------------------------------------------------------------------
         30,600  Browning-Ferris Industries, Inc.                                                  1,017,450
        129,396  Philip Services Corp. (Canada) +                                                  2,054,162
         78,563  Republic Industries, Inc. +                                                       1,954,255
         15,700  United Waste Systems, Inc. +                                                        643,700
         95,857  USA Waste Services, Inc. +                                                        3,702,477
                                                                                              --------------
                                                                                                   9,372,044

Financial Services (5.8%)
------------------------------------------------------------------------------------------------------------
        178,682  American Express Co.                                                             13,311,809
         29,600  Associates First Capital Corp.                                                    1,642,800
        326,040  Federal Home Loan Mortgage Corp.                                                 11,207,625
        230,350  Federal National Mortgage Association                                            10,049,019
         50,936  FIRSTPLUS Financial Group, Inc. +                                                 1,731,824
          4,950  Marschollek, Lautenschlaeger und Partner AG
                   (Germany)                                                                       1,186,751
        148,876  MBNA Corp.                                                                        5,452,584
         50,600  Metris Companies Inc. +                                                           1,660,313
         93,745  TCF Financial Corp.                                                               4,628,659
                                                                                              --------------
                                                                                                  50,871,384

Food and Beverages (0.8%)
------------------------------------------------------------------------------------------------------------
         84,180  Archer Daniels Midland Co.                                                        1,978,230
         77,500  PepsiCo, Inc.                                                                     2,911,094
         40,000  Sara Lee Corp.                                                                    1,665,000
         28,900  Whitman Corp.                                                                       693,600
                                                                                              --------------
                                                                                                   7,247,924

Gas Pipelines (0.3%)
------------------------------------------------------------------------------------------------------------
         27,500  El Paso Natural Gas Co.                                                           1,512,500
         26,600  Sonat, Inc.                                                                       1,363,250
                                                                                              --------------
                                                                                                   2,875,750

Gas Utilities (0.3%)
------------------------------------------------------------------------------------------------------------
         44,500  Columbia Gas System, Inc.                                                         2,903,625

Health Care Services (2.5%)
------------------------------------------------------------------------------------------------------------
         30,000  ABR Information Services, Inc. +                                                    870,000
         80,200  Carematrix Corp. +                                                                1,979,938
         74,243  HBO & Co.                                                                         5,113,487
        107,992  HEALTHSOUTH Corp. +                                                               2,693,051
        100,444  MedPartners, Inc. +                                                               2,172,102
         19,400  Total Renal Care Holdings, Inc. +                                                   779,638
        161,526  United Healthcare Corp.                                                           8,399,352
                                                                                              --------------
                                                                                                  22,007,568

Hospital Management (0.6%)
------------------------------------------------------------------------------------------------------------
        117,694  Health Management Assoc., Inc. +                                                  3,354,279
         53,530  National Surgery Centers, Inc. +                                                  1,893,624
                                                                                              --------------
                                                                                                   5,247,903

Household Products (0.9%)
------------------------------------------------------------------------------------------------------------
        151,872  Blyth Industries, Inc. +                                                          5,125,680
         69,800  Tupperware Corp.                                                                  2,547,700
                                                                                              --------------
                                                                                                   7,673,380

Insurance (1.2%)
------------------------------------------------------------------------------------------------------------
         28,200  Aetna Inc.                                                                        2,886,975
         17,500  AFLAC Inc.                                                                          826,875
         43,000  American General Corp.                                                            2,053,250
         11,100  American International Group, Inc.                                                1,658,063
         17,400  AON Corp.                                                                           900,450
          5,000  CIGNA Corp.                                                                         887,500
         23,400  Conseco Inc.                                                                        865,800
         29,700  USF&G Corp.                                                                         712,800
                                                                                              --------------
                                                                                                  10,791,713

Leisure (1.3%)
------------------------------------------------------------------------------------------------------------
        102,867  Adidas AG 144A ADS (Germany)                                                      5,606,252
        169,916  Signature Resorts, Inc. +                                                         5,872,722
                                                                                              --------------
                                                                                                  11,478,974

Lodging (1.6%)
------------------------------------------------------------------------------------------------------------
         40,274  Doubletree Corp. +                                                                1,656,268
        142,783  Extended Stay America, Inc. +                                                     2,248,832
        123,007  HFS, Inc. +                                                                       7,134,406
         15,000  Hilton Hotels Corp.                                                                 398,438
         66,600  Prime Hospitality Corp. +                                                         1,315,350
         43,900  Promus Hotel Corp. +                                                              1,701,125
                                                                                              --------------
                                                                                                  14,454,419

Medical Management Services (1.1%)
------------------------------------------------------------------------------------------------------------
         75,147  Pediatrix Medical Group, Inc. +                                                   3,442,672
        173,658  Phycor, Inc. +                                                                    5,980,347
                                                                                              --------------
                                                                                                   9,423,019

Medical Supplies and Devices (3.7%)
------------------------------------------------------------------------------------------------------------
         17,200  Bard (C.R.), Inc.                                                                   624,575
        118,663  Cytyc Corp. +                                                                     3,218,734
         33,000  Henry Schein, Inc. +                                                              1,031,250
        126,458  Johnson & Johnson                                                                 8,140,734
         70,000  Lifecore Biomedical, Inc. +                                                         962,500
         19,189  Medtronic, Inc.                                                                   1,554,309
         53,400  Minimed, Inc. +                                                                   1,421,775
         45,433  Omnicare, Inc.                                                                    1,425,460
         55,857  Physician Sales & Service, Inc. +                                                 1,061,283
        190,540  Stryker Corp.                                                                     6,645,083
          5,800  Sybron International Corp. +                                                        231,275
        169,199  Thermo Cardiosystems, Inc. +                                                      4,399,174
         25,300  Thermotrex Corp. +                                                                  630,919
          4,800  Trex Medical Corp. +                                                                 60,000
         29,300  U.S. Surgical Corp.                                                               1,091,425
                                                                                              --------------
                                                                                                  32,498,496

Metals and Mining (0.2%)
------------------------------------------------------------------------------------------------------------
         43,000  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                  1,257,750
         49,640  Miller Industries, Inc./Tennessee +                                                 794,240
                                                                                              --------------
                                                                                                   2,051,990

Networking Equipment (0.2%)
------------------------------------------------------------------------------------------------------------
         25,700  Cisco Systems, Inc. +                                                             1,725,113

Nursing Homes (0.7%)
------------------------------------------------------------------------------------------------------------
        100,008  Assisted Living Concepts Inc. +                                                   2,762,721
         42,096  Health Care & Retirement Corp. +                                                  1,404,954
         65,147  Sunrise Assisted Living, Inc. +                                                   2,280,145
                                                                                              --------------
                                                                                                   6,447,820
Office Equipment (0.9%)
------------------------------------------------------------------------------------------------------------
        282,297  Viking Office Products, Inc. +                                                    5,363,643
         36,400  Xerox Corp.                                                                       2,871,050
                                                                                              --------------
                                                                                                   8,234,693

Oil and Gas (2.0%)
------------------------------------------------------------------------------------------------------------
         29,736  British Petroleum PLC ADR (United Kingdom)                                        2,226,483
          6,500  ENI SPA ADR (Italy)                                                                 372,125
         22,600  Exxon Corp.                                                                       1,389,900
         33,000  Halliburton Co.                                                                   2,615,250
         65,200  Mobil Corp.                                                                       4,555,850
         17,100  Schlumberger Ltd.                                                                 2,137,500
         75,627  Total Corp. ADR (France)                                                          3,828,617
                                                                                              --------------
                                                                                                  17,125,725

Paper and Forest Products (0.3%)
------------------------------------------------------------------------------------------------------------
         10,200  Temple Inland, Inc.                                                                 550,800
         55,200  Unisource Worldwide, Inc. +                                                         883,200
         26,700  Weyerhaeuser Co.                                                                  1,388,400
                                                                                              --------------
                                                                                                   2,822,400

Pharmaceuticals and Biotechnology (4.7%)
------------------------------------------------------------------------------------------------------------
         42,200  Bristol-Myers Squibb Co.                                                          3,418,200
         69,867  Dura Pharmaceuticals, Inc. +                                                      2,785,947
         80,241  Gilead Sciences, Inc. +                                                           2,216,658
         43,678  Jones Medical Industries, Inc.                                                    2,074,705
         25,100  Lilly (Eli) & Co.                                                                 2,743,744
         43,018  Medicis Pharmaceutical Corp. Class A +                                            2,145,523
         24,652  Merck & Co., Inc.                                                                 2,551,482
          3,950  Novartis AG ADR (Switzerland)                                                     6,310,699
         57,372  Parexel International Corp. +                                                     1,821,561
         50,300  Pfizer, Inc.                                                                      6,010,850
         77,842  Pharmacia & Upjohn, Inc.                                                          2,705,010
         27,800  Quintiles Transnational Corp. +                                                   1,935,575
          5,000  Schwarz Pharamaceutical AG ADR (Germany) +                                          377,115
          6,100  Sepracor, Inc. +                                                                    157,456
         24,800  Smithkline Beecham PLC ADR (United Kingdom)                                       2,272,300
         44,585  Vertex Pharmaceuticals, Inc. +                                                    1,705,376
          4,100  Warner-Lambert Co.                                                                  509,425
                                                                                              --------------
                                                                                                  41,741,626

Photography (0.7%)
------------------------------------------------------------------------------------------------------------
         34,329  Eastman Kodak Co.                                                                 2,634,751
         60,800  Polaroid Corp.                                                                    3,374,400
                                                                                              --------------
                                                                                                   6,009,151

Publishing (1.8%)
------------------------------------------------------------------------------------------------------------
         78,600  Deluxe Corp.                                                                      2,682,225
          7,000  Gannett Co., Inc.                                                                   691,250
         28,900  Harcourt General, Inc.                                                            1,376,363
         36,500  Tribune Co.                                                                       1,754,281
         79,301  Wolters Kluwer N.V. (Netherlands)                                                 9,662,965
                                                                                              --------------
                                                                                                  16,167,084

Railroads (0.1%)
------------------------------------------------------------------------------------------------------------
          8,600  Burlington Northern Santa Fe Corp. +                                                772,925

Restaurants (1.4%)
------------------------------------------------------------------------------------------------------------
         29,600  Applebee's International, Inc.                                                      791,800
         42,950  Cracker Barrel Old Country Store, Inc.                                            1,138,175
         49,844  J.D. Wetherspoon PLC (United Kingdom)                                             1,130,335
        174,420  Landry's Seafood Restaurants, Inc. +                                              4,011,660
         56,070  Papa Johns International, Inc. +                                                  2,060,573
        272,020  PizzaExpress PLC (United Kingdom)                                                 2,847,798
                                                                                              --------------
                                                                                                  11,980,341

Retail (8.1%)
------------------------------------------------------------------------------------------------------------
         74,694  Bed Bath & Beyond, Inc. +                                                         2,268,830
        119,240  CompUSA, Inc. +                                                                   2,563,660
        357,522  Costco Companies, Inc. +                                                         11,753,536
         55,085  CVS Corp.                                                                         2,823,106
         52,500  Dayton Hudson Corp.                                                               2,792,344
        394,988  Dixons Group PLC (United Kingdom)                                                 3,070,142
         36,200  Dollar General Corp.                                                              1,357,500
         52,758  Dollar Tree Stores, Inc. +                                                        2,657,684
         51,200  Federated Department Stores, Inc. +                                               1,779,200
         94,250  General Nutrition Companies, Inc. +                                               2,639,000
         24,617  Global DirectMail Corp. +                                                           641,581
         26,500  Home Depot, Inc. (The)                                                            1,826,844
        151,057  Kohls Corp. +                                                                     7,996,580
         32,620  Payless Shoesource, Inc. +                                                        1,783,906
         67,413  Petco Animal Supplies, Inc. +                                                     2,022,390
         13,600  Rexall Sundown, Inc. +                                                              530,400
         43,600  Rite Aid Corp.                                                                    2,174,550
        307,371  Staples, Inc. +                                                                   7,146,376
        270,751  Starbucks Corp. +                                                                10,542,367
         56,000  TJX Cos., Inc. (The)                                                              1,477,000
         45,000  Wolverine World Wide, Inc.                                                        1,366,875
                                                                                              --------------
                                                                                                  71,213,871

Satellite Services (0.4%)
------------------------------------------------------------------------------------------------------------
        112,300  PanAmSat Corp. +                                                                  3,256,700

Semiconductors (4.7%)
------------------------------------------------------------------------------------------------------------
        123,261  Applied Materials, Inc. +                                                         8,728,420
         49,606  CFM Technologies, Inc. +                                                          1,624,597
         80,748  Credence Systems Corp. +                                                          2,417,393
         67,336  KLA Instruments Corp. +                                                           3,282,630
         18,768  Lattice Semiconductor Corp. +                                                     1,060,392
        163,227  Linear Technology Corp.                                                           8,446,997
        135,033  Maxim Integrated Products Inc. +                                                  7,680,002
         59,300  National Semiconductor Corp. +                                                    1,816,063
         33,526  Photronics, Inc. +                                                                1,600,867
         20,800  Texas Instruments, Inc.                                                           1,748,500
         51,616  Xilinx, Inc. +                                                                    2,532,410
                                                                                              --------------
                                                                                                  40,938,271

Specialty Consumer Products (1.1%)
------------------------------------------------------------------------------------------------------------
        747,400  Bulgari S.P.A. (Italy)                                                            4,235,622
         59,352  Central Garden and Pet Co. +                                                      1,483,800
         78,043  Fastenal Co.                                                                      3,824,107
                                                                                              --------------
                                                                                                   9,543,529

Supermarkets (0.3%)
------------------------------------------------------------------------------------------------------------
          3,150  Carrefour Supermarche SA (France)                                                 2,288,180

Telecommunication Equipment (1.6%)
------------------------------------------------------------------------------------------------------------
        111,898  Advanced Fibre Communications +                                                   6,755,842
         31,100  Natural Microsystems Corp. +                                                      1,119,600
         49,525  Pairgain Technologies, Inc. +                                                       767,638
         40,800  Qwest Communications International, Inc. +                                        1,111,800
         78,122  Tellabs, Inc. +                                                                   4,365,067
                                                                                              --------------
                                                                                                  14,119,947

Telephone Services (1.3%)
------------------------------------------------------------------------------------------------------------
         48,707  IXC Communications, Inc. +                                                        1,278,559
         55,575  MCI Communications Corp.                                                          2,127,480
         55,391  McLeod, Inc. Class A +                                                            1,869,446
          8,800  SBC Communications, Inc.                                                            544,500
         50,400  Sprint Corp.                                                                      2,652,300
         63,730  Tel-Save Holdings, Inc. +                                                           971,883
         62,887  WorldCom, Inc. +                                                                  2,012,384
                                                                                              --------------
                                                                                                  11,456,552

Textiles (0.2%)
------------------------------------------------------------------------------------------------------------
         68,250  Wolford AG ADR (Austria)                                                          1,324,808

Tobacco (0.2%)
------------------------------------------------------------------------------------------------------------
         51,100  UST, Inc.                                                                         1,418,025

Trucking (0.1%)
------------------------------------------------------------------------------------------------------------
         17,150  Ryder System, Inc.                                                                  565,950

Wireless Communications (0.8%)
------------------------------------------------------------------------------------------------------------
          3,600  AirTouch Communications, Inc. +                                                      98,550
        382,112  NEXTEL Communications, Inc. Class A +                                             7,236,246
                                                                                              --------------
                                                                                                   7,334,796
                                                                                              --------------
                 Total Common Stocks (cost $705,215,744)                                      $  856,787,724

PREFERRED STOCKS (0.6%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
          9,878  Fresenius Medical Care AG Ser. D, $9.00 pfd.
                   (Germany)                                                                  $    2,243,584
         13,689  Marschollek, Lautenschlaeger und Partner AG,
                   $2.95 pfd. (Germany)                                                            3,258,351
                                                                                              --------------
                 Total Preferred Stocks (cost $3,327,782)                                     $    5,501,935

UNITS (0.1%) * (cost $480,019)
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
         27,629  ThermoLase Corp., +                                                          $      480,019

SHORT-TERM INVESTMENTS (1.4%) * (cost $12,126,987)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
   $12,125,000   Interest in $ 293,634,000 joint repurchase agreement
                   dated June 30, 1997 with UBS Securities due
                   July 1, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $12,126,987 for an
                   effective yield of 5.90%                                                   $   12,126,987
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $721,150,532) ***                                    $  874,896,665
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $877,530,387.

*** The aggregate identified cost on a tax basis is $725,347,551, resulting in gross unrealized appreciation and depreciation of $177,358,658 and $27,809,544, respectively, or net unrealized appreciation of
    $149,549,114.

  + Non-income-producing security.

    ADR or ADS after the name of a foreign holding stands for American Depository Receipts or American
    Depository respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $721,150,532) (Note 1)                                                $874,896,665
---------------------------------------------------------------------------------------------------
Dividends, and other receivables                                                            233,239
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    7,988,043
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            4,936,039
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    2,661
---------------------------------------------------------------------------------------------------
Total assets                                                                            888,056,647

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                                266
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          6,045,524
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                2,103,214
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,306,595
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  263,022
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                9,151
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,258
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      637,899
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                   17,221
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      140,110
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        10,526,260
---------------------------------------------------------------------------------------------------
Net assets                                                                             $877,530,387

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $776,956,065
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                 (3,278,970)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                  (49,893,856)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            153,747,148
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $877,530,387

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($434,527,565 divided by 25,691,018 shares)                                                  $16.91
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $16.91)*                                      $17.94
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($397,565,988 divided by 23,825,310 shares)**                                                $16.69
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($45,436,834 divided by 2,707,933 shares)                                                    $16.78
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.78)*                                      $17.39
---------------------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended June 30, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $40,249)                                              $ 2,119,429
--------------------------------------------------------------------------------------------------
Interest                                                                                   542,283
--------------------------------------------------------------------------------------------------
Total investment income                                                                  2,661,712
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                         2,548,549
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,046,141
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          20,446
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             6,479
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      471,878
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,745,428
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      149,112
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               1,773
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     53,250
--------------------------------------------------------------------------------------------------
Registration fees                                                                           31,610
--------------------------------------------------------------------------------------------------
Auditing                                                                                    14,769
--------------------------------------------------------------------------------------------------
Legal                                                                                        6,909
--------------------------------------------------------------------------------------------------
Other                                                                                       76,573
--------------------------------------------------------------------------------------------------
Total expenses                                                                           6,172,917
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (232,235)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             5,940,682
--------------------------------------------------------------------------------------------------
Net investment loss                                                                     (3,278,970)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (23,350,807)
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                   (303)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and
liabilities in foreign currencies during the period                                           (360)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            97,194,389
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 73,842,919
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $70,563,949
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                            June 30        December 31
                                                                                               1997*              1996
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                   $  (3,278,970)     $  (4,885,333)
----------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                        (23,351,110)       (26,250,110)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                         97,194,029         45,938,456
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     70,563,949         14,803,013
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        93,111,550        542,433,413
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            163,675,499        557,236,426

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     713,854,888        156,618,462
----------------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $3,278,970, and $--, respectively)                                             $877,530,387       $713,854,888
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------
                                 Six months
                                      ended                                                      For the period
Per-share                           June 30                                                       Apr. 14, 1993+
operating performance            (Unaudited)                   Year ended December 31                to Dec. 31
----------------------------------------------------------------------------------------------------------------------
                                       1997             1996             1995             1994             1993
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $15.51           $14.40            $9.75           $10.29            $8.50
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment loss                    (.04)            (.11)(d)         (.01)(b)(d)      (.02)(b)(d)        -- (b)(d)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    1.44             1.22             4.88              .05             1.95
----------------------------------------------------------------------------------------------------------------------
Total from
investment activities                  1.40             1.11             4.87              .03             1.95
----------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------
From net
investment income                        --               --               --             (.01)              --
----------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                        --               --             (.10)              --               --
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                           --               --             (.12)            (.56)            (.16)
----------------------------------------------------------------------------------------------------------------------
Total distributions                      --               --             (.22)            (.57)            (.16)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $16.91           $15.51           $14.40            $9.75           $10.29
----------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)              9.03 *           7.71            50.14             0.34            22.98 *
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $434,528         $348,261          $83,526           $3,190           $2,895
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(e)               .62 *           1.44             1.31 (b)          .92 (b)          .72 (b)*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (.24)*           (.69)            (.28)(b)         (.18)(b)         (.04)(b)*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                37.69 *          68.95            49.81           101.94            76.02
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                        $.0479           $.0487
----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the  fund for the period ended December 31, 1993 and the year ended December 31,
    1994, reflect a per share reduction of approximately $0.11 and $0.16, respectively. Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of
    $0.04, $0.04 and $0.03, respectively.

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) The ratio of expenses to average net assets for the year ended December 31, 1995 and thereafter, include amounts paid through brokerage service and  expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)





Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------
                                         Six months
                                              ended                    For the period
Per-share                                   June 30       Year ended     Oct. 2, 1995+
operating performance                    (Unaudited)         Dec. 31       to Dec. 31
--------------------------------------------------------------------------------------------
                                               1997             1996             1995
--------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $15.36           $14.37           $13.08
--------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------
Net investment loss                            (.09)            (.22)(d)         (.04)(b)(d)
--------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                            1.42             1.21             1.40
--------------------------------------------------------------------------------------------
Total from
investment activities                          1.33              .99             1.36
--------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------
From net
investment income                                --               --               --
--------------------------------------------------------------------------------------------
In excess of net
investment income                                --               --             (.03)
--------------------------------------------------------------------------------------------
From net realized gain
on investments                                   --               --             (.04)
--------------------------------------------------------------------------------------------
Total distributions                              --               --             (.07)
--------------------------------------------------------------------------------------------
Net asset value,
end of period                                $16.69           $15.36           $14.37
--------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                      8.66 *           6.89            10.41 *
--------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $397,566         $328,268          $66,978
--------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(e)                       .99 *           2.19              .54 (b)*
--------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                      (.62)*          (1.45)            (.29)(b)*
--------------------------------------------------------------------------------------------
Portfolio turnover (%)                        37.69 *          68.95            49.81
--------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                $.0479           $.0487
--------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the  fund for the period ended December 31, 1993 and the year ended December 31,
    1994, reflect a per share reduction of approximately $0.11 and $0.16, respectively. Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of
    $0.04, $0.04 and $0.03, respectively.

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) The ratio of expenses to average net assets for the year ended December 31, 1995 and thereafter, include amounts paid through brokerage service and  expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------
                                                      Six months
                                                           ended                    For the period
Per-share                                                June 30       Year ended     Oct. 2, 1995+
operating performance                                 (Unaudited)         Dec. 31       to Dec. 31
---------------------------------------------------------------------------------------------------------
                                                            1997             1996             1995
---------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                       $15.42           $14.39           $13.08
---------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------
Net investment loss                                         (.07)            (.19)(d)           -- (b)(d)
---------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                         1.43             1.22             1.38
---------------------------------------------------------------------------------------------------------
Total from
investment activities                                       1.36             1.03             1.38
---------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------
From net
investment income                                             --               --               --
---------------------------------------------------------------------------------------------------------
In excess of net
investment income                                             --               --             (.03)
---------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                --               --             (.04)
---------------------------------------------------------------------------------------------------------
Total distributions                                           --               --             (.07)
---------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                             $16.78           $15.42           $14.39
---------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                   8.82 *           7.16            10.57 *
---------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                           $45,437          $37,325           $6,115
---------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(e)                                    .87 *           1.94              .47 (b)*
---------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                   (.49)*          (1.20)            (.21)(b)*
---------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                     37.69 *          68.95            49.81
---------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                             $.0479           $.0487
---------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation which expired on December 31, 1995. As a result of such limitation, expenses of the  fund for the period ended December 31, 1993 and the year ended December 31,
    1994, reflect a per share reduction of approximately $0.11 and $0.16, respectively. Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of
    $0.04, $0.04 and $0.03, respectively.

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after
    September 1, 1995.

(d) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) The ratio of expenses to average net assets for the year ended December 31, 1995 and thereafter, include amounts paid through brokerage service and  expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)




Notes to financial statements
June 30, 1997 (Unaudited)

Note 1
Significant accounting policies

The Putnam Voyager Fund II ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks long-term growth of capital by investing in primarily a portfolio of common stocks.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 1996, the fund had a capital loss carryover of approximately $19,033,000 available to offset future net capital gain, if any, which will expire on December 31, 2004.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $17,221. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44 % of the next $5 billion and 0.43% of any excess thereafter.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the funds investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 1997, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustees fee of $1,450 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended June 30, 1997, fund expenses were reduced by $232,235 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual
Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended June 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $341,642 and $23,747 from the sale of class A and class M shares, respectively and $412,002 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended June 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $11,780 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended June 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $367,688,130 and $284,912,594, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         June 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      12,581,625     $196,825,630
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                 12,581,625      196,825,630

Shares
repurchased                      (9,345,797)    (146,287,923)
------------------------------------------------------------
Net increase                      3,235,828      $50,537,707
------------------------------------------------------------

                                           Year ended
                                       December 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      27,332,602     $421,525,389
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                 27,332,602      421,525,389

Shares
repurchased                     (10,677,327)    (165,799,580)
------------------------------------------------------------
Net increase                     16,655,275     $255,725,809
------------------------------------------------------------

                                        Six months ended
                                         June 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,963,119      $76,258,249
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  4,963,119       76,258,249

Shares
repurchased                      (2,511,250)     (38,246,195)
------------------------------------------------------------
Net increase                      2,451,869      $38,012,054
------------------------------------------------------------

                                            Year ended
                                        December 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      18,258,918     $279,772,492
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                 18,258,918      279,772,492

Shares
repurchased                      (1,545,949)     (23,794,078)
------------------------------------------------------------
Net increase                     16,712,969     $255,978,414
------------------------------------------------------------

                                        Six months ended
                                          June 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         821,157      $12,667,988
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                    821,157       12,667,988

Shares
repurchased                        (533,593)      (8,106,199)
------------------------------------------------------------
Net increase                        287,564       $4,561,789
------------------------------------------------------------

                                            Year ended
                                        December 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,357,042      $36,329,365
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                            --               --
------------------------------------------------------------
                                  2,357,042       36,329,365

Shares
repurchased                        (361,673)      (5,600,175)
------------------------------------------------------------
Net increase                      1,995,369      $30,729,190
------------------------------------------------------------



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Roland W. Gillis
Vice President and Fund Manager

Charles H. Swanberg
Vice President and Fund Manager

Robert R. Beck
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Voyager Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
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--------------------

AN017  35092-377/2AR/2AO  8/97